Long-Term Investments - Summarized Unaudited Information on Equity Method Investees, Balance Sheet Data (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets	$ 37,300	$ 20,065
Non-current assets	11,229	14,750
Current liabilities	20,573	8,106
Non-current liabilities	$ 5,234	$ 651